Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.9%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	$1,000	$ 1,002,821
KKR SFR Warehouse Participation, 8.038%, (30-day average SOFR + 3.50%), 12/13/23(2)	3,024	3,001,474
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 7.756%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	4,400	4,269,342
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	316	283,700
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,993	2,671,388
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	9,183	8,314,851
Total Asset-Backed Securities (identified cost $20,786,070)		$ 19,543,576

Collateralized Mortgage Obligations — 32.0%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$1,000	$ 964,234
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	979	877,791
CHNGE Mortgage Trust, Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(4)	3,838	3,780,854
Deephaven Residential Mortgage Trust:
Series 2020-2, Class B2, 5.84%, 5/25/65(1)(3)	500	484,910
Series 2020-2, Class M1, 4.112%, 5/25/65(1)(3)	1,000	946,294
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90% to 12/25/25, 9/25/67(1)(4)	696	687,329
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	2	2,442
Series 1822, Class Z, 6.90%, 3/15/26	65	65,994
Series 1829, Class ZB, 6.50%, 3/15/26	6	6,422
Series 1896, Class Z, 6.00%, 9/15/26	18	18,604
Series 2075, Class PH, 6.50%, 8/15/28	23	23,464
Series 2091, Class ZC, 6.00%, 11/15/28	72	73,152
Series 2105, Class Z, 6.00%, 12/15/28	17	17,497
Series 2115, Class K, 6.00%, 1/15/29	146	147,759
Series 2142, Class Z, 6.50%, 4/15/29	45	45,687
Series 4107, Class SA, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	419	311,185
Series 4107, Class SB, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	208	154,736
Series 4107, Class SC, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	500	370,968
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4107, Class SD, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	$373	$ 277,163
Series 4204, Class AF, 5.00%, (1 mo. USD LIBOR + 1.00%), 5/15/43(2)	540	485,345
Series 4212, Class NS, 0.049%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(5)	287	287,987
Series 4259, Class UE, 2.50%, 5/15/43	288	275,672
Series 4623, Class SK, 0.451%, (3.57% - 1 mo. USD LIBOR x 0.71), 10/15/46(5)	259	173,442
Series 4938, Class KZ, 2.50%, 12/25/49	638	439,347
Series 5009, Class ZN, 3.50%, 7/25/50	841	744,023
Series 5021, Class CZ, 2.00%, 10/25/50	243	125,924
Series 5021, Class NZ, 2.00%, 10/25/50	812	462,347
Series 5028, Class AZ, 2.00%, 10/25/50	216	111,272
Series 5028, Class TZ, 2.00%, 10/25/50	1,069	646,505
Series 5028, Class ZT, 2.00%, 10/25/50	751	414,284
Series 5031, Class Z, 2.50%, 10/25/50	1	305
Series 5035, Class AZ, 2.00%, 11/25/50	1,089	613,849
Series 5035, Class ZK, 2.50%, 11/25/50	1,208	787,690
Series 5035, Class ZT, 2.00%, 10/25/50	761	420,409
Series 5039, Class ZJ, 2.00%, 11/25/50	99	50,926
Series 5040, Class TZ, 2.50%, 11/25/50	179	109,084
Series 5042, Class PZ, 2.00%, 11/25/50	2,042	1,332,235
Series 5058, Class ZH, 3.00%, 5/25/50	152	103,107
Series 5071, Class CS, 0.27%, (3.30% - 30-day average SOFR), 2/25/51(5)	1,266	812,334
Series 5072, Class ZU, 2.50%, 2/25/51	333	205,367
Series 5083, Class ZW, 2.50%, 3/25/51	488	298,478
Series 5090, Class PZ, 2.50%, 3/25/51	238	141,163
Series 5093, Class Z, 3.00%, 1/25/51	0(6)	43
Series 5101, Class EZ, 2.00%, 3/25/51	539	311,597
Series 5104, Class WZ, 3.00%, 4/25/51	126	88,040
Series 5114, Class ZH, 3.00%, 5/25/51	56	40,596
Series 5123, Class JZ, 2.00%, 7/25/51	108	63,139
Series 5129, Class HZ, 1.25%, 4/25/50	166	133,245
Series 5129, Class TZ, 2.50%, 8/25/51	438	256,562
Series 5131, Class QZ, 3.00%, 7/25/51	267	187,567
Series 5132, Class LZ, 2.50%, 8/25/51	984	622,607
Series 5135, Class MZ, 2.50%, 8/25/51	1,906	1,251,037
Series 5136, Class ZJ, 2.50%, 8/25/51	2,043	1,319,621
Series 5139, Class DZ, 2.50%, 9/25/51	1,342	865,739
Series 5141, Class ZJ, 2.50%, 9/25/51	1,759	1,136,223
Series 5144, Class Z, 2.50%, 9/25/51	4,087	2,714,285
Series 5148, Class AZ, 2.50%, 10/25/51	3,051	2,035,943
Series 5150, Class ZJ, 2.50%, 10/25/51	1,671	1,108,581
Series 5150, Class ZN, 2.50%, 10/25/51	184	112,942
Series 5159, Class ZP, 3.00%, 11/25/51	421	298,453

Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5159, Class ZT, 3.00%, 11/25/51	$768	$ 561,387
Series 5163, Class Z, 3.00%, 11/25/51	528	364,993
Series 5166, Class ZN, 3.00%, 9/25/50	959	671,783
Series 5168, Class MZ, 3.00%, 10/25/51	1,004	719,577
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	2,273	441,878
Series 4749, Class IL, 4.00%, 12/15/47	826	153,124
Series 4756, Class KI, 4.00%, 1/15/48	915	164,693
Series 4768, Class IO, 4.00%, 3/15/48	654	120,310
Series 4772, Class PI, 4.00%, 1/15/48	970	178,368
Series 4791, Class JI, 4.00%, 5/15/48	1,323	255,059
Series 4966, Class SY, 1.544%, (6.05% - 1 mo. USD LIBOR), 4/25/50(5)	2,287	283,631
Series 5008, Class IE, 2.00%, 9/25/50	8,826	1,080,204
Series 5010, Class I, 2.00%, 9/25/50	3,512	433,274
Series 5010, Class IN, 2.00%, 9/25/50	3,911	481,940
Series 5010, Class NI, 2.00%, 9/25/50	2,889	352,928
Series 5016, Class UI, 2.00%, 9/25/50	2,859	349,864
Series 5017, Class DI, 2.00%, 9/25/50	5,003	612,264
Series 5022, Class AI, 2.00%, 10/25/50	3,763	465,280
Series 5024, Class CI, 2.00%, 10/25/50	8,628	1,073,202
Series 5025, Class GI, 2.00%, 10/25/50	1,200	148,649
Series 5028, Class TI, 2.00%, 10/25/50	1,566	153,200
Series 5038, Class DI, 2.00%, 11/25/50	7,845	972,055
Series 5051, Class S, 0.079%, (3.60% - 30-day average SOFR), 12/25/50(5)	4,486	187,482
Series 5070, Class CI, 2.00%, 2/25/51	8,415	1,098,281
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	1,364	1,135,131
Series 3435, Class PO, 0.00%, 4/15/38	1,299	1,046,547
Series 4239, Class OU, 0.00%, 7/15/43	319	178,894
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, 12.006%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	1,000	968,741
Federal National Mortgage Association:
Series 1993-16, Class Z, 7.50%, 2/25/23	0(6)	21
Series 1993-39, Class Z, 7.50%, 4/25/23	3	2,907
Series 1993-45, Class Z, 7.00%, 4/25/23	2	2,013
Series 1993-149, Class M, 7.00%, 8/25/23	4	3,631
Series 1993-178, Class PK, 6.50%, 9/25/23	8	8,006
Series 1994-40, Class Z, 6.50%, 3/25/24	19	18,709
Series 1994-42, Class K, 6.50%, 4/25/24	73	73,384
Series 1994-82, Class Z, 8.00%, 5/25/24	23	23,381
Series 2000-49, Class A, 8.00%, 3/18/27	54	55,663
Series 2001-81, Class HE, 6.50%, 1/25/32	197	206,488
Series 2002-1, Class G, 7.00%, 7/25/23	3	3,060
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2012-133, Class WS, 0.151%, (3.79% - 1 mo. USD LIBOR x 0.83), 12/25/42(5)	$305	$ 275,449
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,346	1,113,030
Series 2013-6, Class TY, 1.50%, 2/25/43	795	616,099
Series 2013-58, Class SC, 0.00%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(5)	323	271,619
Series 2020-45, Class MA, 0.00%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(5)	199	168,492
Series 2020-63, Class ZN, 3.00%, 9/25/50	92	62,086
Series 2021-3, Class ZH, 2.50%, 2/25/51	186	111,214
Series 2021-14, Class GZ, 2.50%, 3/25/51	131	75,561
Series 2021-42, Class ZD, 3.00%, 11/25/50	680	486,572
Series 2021-52, Class JZ, 2.50%, 8/25/51	1,600	1,048,360
Series 2021-54, Class HZ, 2.50%, 6/25/51	1,044	668,318
Series 2021-54, Class ZJ, 2.50%, 8/25/51	2,957	1,946,598
Series 2021-56, Class HZ, 2.50%, 9/25/51	2,675	1,800,537
Series 2021-56, Class LZ, 2.50%, 9/25/51	3,086	2,106,609
Series 2021-56, Class YZ, 2.50%, 9/25/51	1,118	712,697
Series 2021-66, Class JZ, 2.50%, 10/25/51	1,350	880,755
Series 2021-77, Class WZ, 3.00%, 8/25/50	37	25,286
Series 2021-77, Class Z, 3.00%, 5/25/51	410	284,982
Series 2021-79, Class Z, 3.00%, 11/25/51	720	519,970
Series 2021-95, Class ZC, 3.00%, 8/25/51	521	375,514
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR x 1.00), 10/25/42(5)	13,161	40,937
Series 2018-21, Class IO, 3.00%, 4/25/48	2,615	466,971
Series 2019-1, Class SA, 0.894%, (5.40% - 1 mo. USD LIBOR), 2/25/49(5)	1,398	67,482
Series 2020-23, Class SP, 1.544%, (6.05% - 1 mo. USD LIBOR), 2/25/50(5)	2,263	282,819
Series 2020-45, Class HI, 2.50%, 7/25/50	3,514	502,156
Series 2020-45, Class IJ, 2.50%, 7/25/50	5,562	767,268
Series 2020-72, Class DI, 2.00%, 10/25/50	3,774	456,585
Series 2020-72, Class IA, 2.00%, 10/25/50	2,844	349,612
Series 2020-73, Class NI, 2.00%, 10/25/50	4,546	564,470
Series 2021-3, Class KI, 2.50%, 2/25/51	7,220	1,010,616
Series 2021-3, Class LI, 2.50%, 2/25/51	7,126	984,081
Series 2021-4, Class AI, 2.00%, 12/25/49	9,739	1,148,229
Series 2021-10, Class EI, 2.00%, 3/25/51	3,888	518,549
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	871	696,769
Series 2014-9, Class DO, 0.00%, 2/25/43	473	353,721
Series 2014-17, Class PO, 0.00%, 4/25/44	1,193	881,164
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R04, Class 2B1, 9.756%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	2,961	3,090,246

Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(3)	$1,000	$ 689,024
FREED Mortgage, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(3)	1,844	1,844,412
Government National Mortgage Association:
Series 2016-168, Class JS, 0.259%, (4.46% - 1 mo. USD LIBOR x 1.12), 11/20/46(5)	32	36,104
Series 2017-137, Class AF, 4.986%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	1,028	1,007,712
Series 2020-84, Class BZ, 2.50%, 6/20/50	748	570,811
Series 2021-1, Class ZD, 3.00%, 1/20/51	132	115,360
Series 2021-24, Class EZ, 2.50%, 1/20/51	384	279,318
Series 2021-24, Class KZ, 2.50%, 2/20/51	387	304,822
Series 2021-25, Class JZ, 2.50%, 2/20/51	218	152,222
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,250
Series 2021-77, Class ZG, 3.00%, 7/20/50	46	31,228
Series 2021-97, Class MZ, 3.00%, 8/20/50	272	194,522
Series 2021-97, Class ZC, 3.00%, 8/20/50	581	418,576
Series 2021-105, Class MZ, 3.00%, 6/20/51	453	321,487
Series 2021-114, Class JZ, 3.00%, 6/20/51	179	124,180
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,146	882,979
Series 2021-118, Class JZ, 2.50%, 7/20/51	2,875	2,196,805
Series 2021-121, Class ZE, 2.50%, 7/20/51	36	21,686
Series 2021-122, Class ZL, 2.50%, 7/20/51	1,379	1,064,538
Series 2021-131, Class ZN, 3.00%, 7/20/51	295	214,287
Series 2021-136, Class WZ, 3.00%, 8/20/51	750	536,111
Series 2021-136, Class Z, 2.50%, 8/20/51	1,878	1,436,875
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,043	1,697,601
Series 2021-138, Class Z, 2.50%, 8/20/51	1,216	946,798
Series 2021-139, Class UZ, 3.00%, 8/20/51	769	546,410
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,674	1,417,679
Series 2021-154, Class ZC, 2.50%, 9/20/51	870	672,895
Series 2021-154, Class ZL, 3.00%, 9/20/51	466	314,386
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,636	1,253,521
Series 2021-159, Class ZJ, 2.50%, 9/20/51	1,277	997,915
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,143	858,147
Series 2021-160, Class NZ, 3.00%, 9/20/51	594	406,326
Series 2021-177, Class JZ, 3.00%, 10/20/51	485	362,013
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,033	800,509
Series 2022-173, Class S, 6.931%, (22.73% - 30-day average SOFR x 3.667), 10/20/52(5)	1,740	1,815,171
Series 2022-189, Class US, 6.931%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	1,992	2,121,275
Series 2022-195, Class AS, 7.179%, (23.13% - 30-day average SOFR x 3.667), 11/20/52(5)	998	1,132,320
Interest Only:(7)
Series 2023-13, Class SA, 1.121%, (5.40% - 30-day average SOFR x 1.00), 1/20/53(5)	8,000	218,744
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR x 1.00), 7/20/42(5)	$7,114	$ 16,353
Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR x 1.00), 9/20/35(5)	10,650	43,495
Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR x 1.00), 5/20/40(5)	4,263	19,924
Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR x 1.00), 11/20/37(5)	4,680	33,242
Series 2018-127, Class SG, 1.764%, (6.25% - 1 mo. USD LIBOR), 9/20/48(5)	3,347	316,192
Series 2019-27, Class SA, 1.564%, (6.05% - 1 mo. USD LIBOR), 2/20/49(5)	2,364	249,378
Series 2019-38, Class SQ, 1.564%, (6.05% - 1 mo. USD LIBOR), 3/20/49(5)	2,794	287,162
Series 2019-43, Class BS, 1.564%, (6.05% - 1 mo. USD LIBOR), 4/20/49(5)	3,838	411,480
Series 2020-32, Class KI, 3.50%, 3/20/50	3,708	530,845
Series 2020-65, Class MI, 2.50%, 12/20/49	3,031	356,139
Series 2020-97, Class MI, 2.50%, 3/20/50	1,923	239,446
Series 2020-146, Class IQ, 2.00%, 10/20/50	11,101	1,244,030
Series 2020-146, Class QI, 2.00%, 10/20/50	5,914	648,605
Series 2020-149, Class NI, 2.50%, 10/20/50	11,539	1,511,216
Series 2020-165, Class UI, 2.00%, 11/20/50	4,743	549,717
Series 2020-167, Class KI, 2.00%, 11/20/50	7,457	833,948
Series 2020-167, Class YI, 2.00%, 11/20/50	6,025	699,856
Series 2020-173, Class DI, 2.00%, 11/20/50	8,963	1,089,559
Series 2020-181, Class TI, 2.00%, 12/20/50	15,392	1,793,467
Series 2021-23, Class TI, 2.50%, 2/20/51	7,520	965,345
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day average SOFR), 9/20/50(5)	4,687	62,100
Series 2021-114, Class MI, 3.00%, 6/20/51	5,469	785,224
Series 2021-122, Class NI, 3.00%, 7/20/51	3,758	541,212
Series 2021-125, Class SA, 0.00%, (3.75% - 1 mo. USD LIBOR), 7/20/51(5)	4,308	152,602
Series 2021-131, Class QI, 3.00%, 7/20/51	7,375	852,020
Series 2021-140, Class YS, 0.00%, (1.70% - 1 mo. USD LIBOR), 8/20/51(5)	3,541	25,981
Series 2021-175, Class AS, 0.00%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	18,339	144,317
Series 2021-175, Class DZ, 3.00%, 10/20/51	448	306,539
Series 2021-175, Class SB, 0.00%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	9,184	73,942
Series 2021-193, Class IU, 3.00%, 11/20/49	15,375	1,899,730
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR), 11/20/51(5)	8,990	122,574
Series 2021-196, Class GI, 3.00%, 11/20/51	6,982	994,182
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR), 7/20/52(5)	49,236	443,811
Series 2022-126, Class AS, 0.298%, (3.69% - 30-day average SOFR), 7/20/52(5)	14,682	242,389

Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR), 6/20/52(5)	$19,707	$ 182,798
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	625	616,400
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 7.356%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	4,000	3,933,154
Series 2018-GT2, Class A, 7.156%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	430	419,705
Series 2022-GT1, Class A, 8.56%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	500	477,839
Radnor Re, Ltd., Series 2022-1, Class M1A, 8.06%, (30-day average SOFR + 3.75%), 9/25/32(1)(2)	3,000	2,991,056
Total Collateralized Mortgage Obligations (identified cost $158,063,207)		$ 126,738,218

Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
CSMC Trust, Series 2022-NWPT, Class A, 7.621%, (SOFR + 3.143%), 9/9/24(1)(2)	$1,520	$ 1,507,198
Total Commercial Mortgage-Backed Securities (identified cost $1,516,903)		$ 1,507,198

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust: Interest Only:(7) Series 2021-SB91, Class X1, 0.573%, 8/25/41(3)	$4,844	$ 170,533
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.679%, 4/16/63(3)	9,187	530,056
Series 2021-132, Class IO, 0.727%, 4/16/63(3)	8,922	535,759
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	8,724	576,078
Series 2021-186, Class IO, 0.765%, 5/16/63(3)	9,667	599,979
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	9,817	504,988
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,565,572)		$ 2,917,393

U.S. Government Agency Mortgage-Backed Securities — 86.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.065%, (COF + 1.25%), with maturity at 2035(9)	$650	$ 633,058
3.267%, (COF + 1.25%), with maturity at 2034(9)	158	156,762
3.705%, (1 yr. CMT + 2.25%), with maturity at 2038(9)	407	414,837
3.812%, (1 yr. CMT + 2.24%), with maturity at 2036(9)	475	483,546
4.50%, with maturity at 2035	699	695,598
5.00%, with various maturities to 2052(10)	38,164	38,419,604
5.50%, with various maturities to 2052(10)	20,674	21,047,397
6.00%, with various maturities to 2053	3,179	3,284,394
6.50%, with various maturities to 2028	107	106,863
7.00%, with various maturities to 2025	54	54,177
7.50%, with various maturities to 2024	9	9,376
8.00%, with various maturities to 2026	6	5,923
8.50%, with maturity at 2025	2	1,588
9.00%, with various maturities to 2027	2	2,378
9.50%, with maturity at 2025	0(6)	175
Federal National Mortgage Association:
2.407%, (COF + 1.30%), with maturity at 2033(9)	121	114,869
2.855%, (COF + 1.27%), with maturity at 2033(9)	211	199,217
2.986%, (COF + 1.29%), with maturity at 2035(9)	142	136,019
3.052%, (COF + 2.40%), with maturity at 2027(9)	112	110,886
3.107%, (COF + 1.25%), with maturity at 2025(9)	52	51,341
3.153%, (COF + 1.25%), with maturity at 2034(9)	200	198,591
3.289%, (COF + 1.25%), with maturity at 2035(9)	216	215,448
3.315%, (COF + 1.25%), with maturity at 2026(9)	84	81,457
3.405%, (COF + 1.25%), with maturity at 2034(9)	77	77,546
3.605%, (COF + 1.31%), with maturity at 2036(9)	191	186,019
3.70%, (COF + 1.26%), with maturity at 2036(9)	125	122,685
3.952%, (1 yr. CMT + 2.10%), with maturity at 2040(9)	232	235,711
3.959%, (12 mo. MTA + 1.17%), with maturity at 2044(9)	180	177,227
4.284%, (COF + 1.26%), with maturity at 2036(9)	34	34,803
4.304%, (COF + 1.87%), with maturity at 2034(9)	357	361,322
4.358%, (COF + 1.74%), with maturity at 2035(9)	446	451,007
4.367%, (COF + 1.81%), with maturity at 2036(9)	2,450	2,445,427
4.50%, with various maturities to 2052	1,441	1,436,711
5.00%, with various maturities to 2052(10)	15,398	15,506,599
5.50%, with various maturities to 2052	6,953	7,092,919
5.50%, 30-Year, TBA(11)	450	457,242
5.50%, with maturity at 2052(10)	9,901	10,063,988
6.00%, with various maturities to 2053(10)	5,793	5,987,021
6.00%, 30-Year, TBA(11)	21,200	21,754,844
6.459%, with maturity at 2025	14	14,486

Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.50%, 30-Year, TBA(11)	$30,000	$ 31,067,212
7.00%, with maturity at 2024	12	11,841
7.50%, with maturity at 2026	5	5,283
8.034%, with maturity at 2030	1	1,074
8.25%, with maturity at 2025	0(6)	27
8.50%, with maturity at 2037	73	77,250
9.00%, with various maturities to 2025	12	13,062
9.50%, with various maturities to 2030	4	4,571
Government National Mortgage Association:
2.75%, (1 yr. CMT + 1.50%), with maturity at 2027(9)	46	44,250
3.00%, (1 yr. CMT + 1.50%), with maturity at 2026(9)	34	33,212
3.50%, with maturity at 2050	461	438,251
4.00%, with various maturities to 2049	1,516	1,485,409
4.50%, with various maturities to 2049	557	555,262
5.00%, with various maturities to 2052(10)	10,502	10,602,148
5.50%, with various maturities to 2062(10)	44,039	45,039,857
6.00%, with various maturities to 2062(10)	23,693	24,648,828
6.00%, 30-Year, TBA(11)	11,950	12,243,861
6.50%, with various maturities to 2062	79,363	82,157,721
7.00%, with various maturities to 2053	3,044	3,237,182
7.50%, with maturity at 2025	11	10,956
9.50%, with maturity at 2025	2	2,176
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $341,973,838)		$ 344,508,494

U.S. Government Guaranteed Small Business Administration Loans — 0.4%(12)(13)
Security	Principal Amount (000's omitted)	Value
0.16%, 7/15/37 to 5/15/42	$534	$ 2,636
0.23%, 4/15/37 to 12/15/37	1,366	9,058
0.41%, 6/15/42 to 7/15/42	214	2,899
0.48%, 3/15/37 to 12/15/37	2,347	32,054
0.66%, 7/15/42	51	1,141
0.73%, 3/15/37 to 10/15/42	1,859	38,900
0.91%, 5/15/42	453	13,575
0.98%, 9/15/37 to 11/15/37	831	22,837
1.23%, 8/15/37 to 12/15/37	1,843	63,720
1.86%, 9/15/42 to 1/15/43	3,407	212,426
1.89%, 11/15/42	126	7,997
2.11%, 10/15/42	3,334	236,578
2.36%, 12/15/42	489	38,936
Security	Principal Amount (000's omitted)	Value
2.86%, 12/15/42 to 2/15/43	$5,303	$ 514,877
3.11%, 12/15/42	2,769	292,684
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $5,050,204)		$ 1,490,318

Short-Term Investments — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(14)	15,069,589	$ 15,069,589
Total Short-Term Investments (identified cost $15,069,589)		$ 15,069,589
Total Purchased Swaptions — 0.8% (identified cost $1,330,000)		$ 3,143,959
Total Investments — 129.8% (identified cost $547,355,383)		$ 514,918,745
Total Written Options and Swaptions — (0.0)%(15) (premiums received $1,522,850)		$ (114,139)

TBA Sale Commitments — (3.7)%
U.S. Government Agency Mortgage-Backed Securities — (3.7)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 30-Year, TBA(11)	$ (13,100)	$ (13,313,592)
Government National Mortgage Association, 6.00%, 30-Year, TBA(11)	(1,500)	(1,537,737)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $14,783,348)		$ (14,851,329)
Total TBA Sale Commitments (proceeds $14,783,348)		$ (14,851,329)
Other Assets, Less Liabilities — (26.1)%		$(103,131,935)
Net Assets — 100.0%		$ 396,821,342

Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $40,821,289 or 10.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at January 31, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2023.
(6)	Principal amount is less than $500.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2023.
(10)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(11)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(13)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro-rata basis with all securities in the trust.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(15)	Amount is less than (0.05)%.

Purchased Interest Rate Swaptions (OTC) — 0.8%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 3/27/33 to pay 2.47% and receive SOFR	Bank of America, N.A.	USD	25,000,000	3/23/23	$1,531,444
Option to enter into interest rate swap expiring 5/19/28 to pay 4.04% and receive SOFR	Bank of America, N.A.	USD	20,000,000	5/17/23	41,396
Option to enter into interest rate swap expiring 6/6/53 to pay 3.30% and receive SOFR	Bank of America, N.A.	USD	15,000,000	6/2/23	221,410
Option to enter into interest rate swap expiring 3/9/28 to pay 1.88% and receive SOFR	Goldman Sachs International	USD	20,000,000	3/7/23	1,349,709
Total					$3,143,959
Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 2/22/25 to pay 4.12% and receive SOFR	Bank of America, N.A.	USD	(20,000,000)	2/17/23	$(21,754)
Option to enter into interest rate swap expiring 3/8/53 to pay 1.13% and receive SOFR	Bank of America, N.A.	USD	(10,000,000)	3/6/23	0
Option to enter into interest rate swap expiring 3/27/33 to pay 1.87% and receive SOFR	Bank of America, N.A.	USD	(25,000,000)	3/23/23	(281)
Option to enter into interest rate swap expiring 6/6/53 to pay 2.30% and receive SOFR	Bank of America, N.A.	USD	(15,000,000)	6/2/23	(80,570)
Option to enter into interest rate swap expiring 3/9/28 to pay 1.28% and receive SOFR	Goldman Sachs International	USD	(20,000,000)	3/7/23	(1)

Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions (OTC)(1) (continued)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 3/9/23 to pay 1.88% and receive SOFR	Goldman Sachs International	USD	(20,000,000)	3/7/23	$(24)
Option to enter into interest rate swap expiring 3/27/23 to pay 2.47% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	(25,000,000)	3/23/23	(11,509)
Total					$(114,139)
(1)	Amount is less than (0.05)%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	690	Long	3/31/23	$75,377,109	$(224,783)
U.S. 10-Year Treasury Note	103	Long	3/22/23	11,795,110	183,475
U.S. Ultra-Long Treasury Bond	37	Long	3/22/23	5,244,750	(27,167)
					$(68,475)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	50,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	$ 234,217	$ —	$ 234,217
USD	15,000	Receives	SOFR (pays annually)	3.29% (pays annually)	1/4/33	(47,389)	—	(47,389)
USD	6,000	Receives	SOFR (pays annually)	3.16% (pays annually)	1/5/33	46,179	—	46,179
USD	25,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	5,255,442	—	5,255,442
USD	10,000	Receives	SOFR (pays annually)	1.94% (pays annually)	4/21/52	2,069,060	—	2,069,060
USD	10,000	Receives	SOFR (pays annually)	1.89% (pays annually)	8/3/52	2,140,726	98	2,140,628
Total						$9,698,235	$98	$9,698,137

Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index (CDX.NA.IG.39.V1)	$17,500	1.00% (pays quarterly)(1)	12/20/27	$(236,695)	$86,048	$(322,743)
Total				$(236,695)	$86,048	$(322,743)
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise.
The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
BNP Paribas Securities Corp.	1/25/23	2/2/2023	4.44%	$474,211	$474,615
MUFG Securities Americas, Inc.	1/20/23	2/6/2023	4.60	3,270,747	3,275,693
MUFG Securities Americas, Inc.	1/20/23	2/6/2023	4.60	2,992,915	2,997,441
MUFG Securities Americas, Inc.	1/20/23	2/6/2023	4.60	2,853,437	2,857,752
MUFG Securities Americas, Inc.	1/20/23	2/6/2023	4.60	2,514,743	2,518,546
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.45	13,901,380	13,921,718
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.64	10,975,642	10,991,700
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.45	9,556,345	9,570,326
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.45	8,123,210	8,135,094
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.64	7,512,820	7,523,811
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.45	7,265,964	7,276,594
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.45	3,533,711	3,538,881
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.45	3,334,530	3,339,408
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.45	3,165,304	3,169,935
Wells Fargo Securities LLC	1/20/23	2/2/2023	4.45	2,834,806	2,838,953
Total Investments				$82,309,765	$82,430,467
At January 31, 2023, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. At January 31, 2023, the underlying collateral for all open reverse repurchase agreements was comprised of agency mortgage-backed securities having an aggregate market value of $89,086,541.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2023.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $15,069,589, which represents 3.8% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund(1)	$83,859,312	$38,481,680	$(107,271,403)	$ —	$ —	$15,069,589	$496,742	15,069,589
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Government Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 19,543,576	$ —	$ 19,543,576
Collateralized Mortgage Obligations	—	126,738,218	—	126,738,218
Commercial Mortgage-Backed Securities	—	1,507,198	—	1,507,198
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,917,393	—	2,917,393
U.S. Government Agency Mortgage-Backed Securities	—	344,508,494	—	344,508,494
U.S. Government Guaranteed Small Business Administration Loans	—	1,490,318	—	1,490,318
Short-Term Investments	15,069,589	—	—	15,069,589
Purchased Interest Rate Swaptions	—	3,143,959	—	3,143,959
Total Investments	$15,069,589	$499,849,156	$ —	$514,918,745
Futures Contracts	$ 183,475	$ —	$ —	$ 183,475
Swap Contracts	—	9,745,624	—	9,745,624
Total	$15,253,064	$509,594,780	$ —	$524,847,844
Liability Description
TBA Sale Commitments	$ —	$(14,851,329)	$ —	$(14,851,329)
Written Interest Rate Swaptions	—	(114,139)	—	(114,139)
Futures Contracts	(251,950)	—	—	(251,950)
Swap Contracts	—	(284,084)	—	(284,084)
Total	$ (251,950)	$(15,249,552)	$ —	$(15,501,502)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.